Initial Public Offering (Q1) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	34,500,000	34,500,000
Purchase price per share	$ 10	$ 10.00
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Purchase price per share		$ 0.0001
Description of sale of stock	Each Unit consists of one share of Class A ordinary shares, par value $0.0001 per share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A ordinary shares at a price of $11.50 per share.	Each Unit consists of one share of Class A ordinary shares, par value $0.0001 per share one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A ordinary shares at a price of $11.50 per share.